Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental disclosure of cash flow information
Summary of supplemental disclosure of cash flow information

	2020	2019
	$	$
Decrease (increase) in:
Accounts receivable	(2,622,018)	420,612
Costs and profits in excess of billings on uncompleted contracts	(950,653)	184,852
Investment tax credits receivable	(562,980)	4,099
Deposits	(1,394,160)	307,709
Contract assets	(855,592)	—
Other assets	(39,042)	(30,564)
Royalties receivable	(1,060,000)	—
Increase (decrease) in:
Accounts payable and accrued liabilities	(148,678)	2,103,997
Billings in excess of costs and profits on uncompleted contracts	3,508,315	(1,267,753)
	(4,124,808)	1,722,952